Equity - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Profit from continuing operations	$ 2,334	$ 4,070
Non-controlling interests	(101)	(19)
Net basic and diluted profit attributable to shareholders of the company from continuing operations	2,435	4,089
Loss from discontinued operations	(26)	(772)
Profit (loss) attributable to Shareholders of the company	$ 2,409	$ 3,317
Weighted average shares outstanding (in shares)	517,828	526,718
Dilutive effect of share options (in shares)	7,516	9,136
Weighted average diluted shares outstanding (in shares)	525,344	535,854
Earnings per share from continuing operations
Basic (in dollars per share)	$ 4.70	$ 7.77
Diluted (in dollars per share)	4.64	7.63
Loss per share from discontinued operations
Basic (in dollars per share)	(0.05)	(1.47)
Diluted (in dollars per share)	(0.05)	(1.47)
Basic earnings (loss) per share (in dollars per share)	4.65	6.30
Diluted earnings (loss) per share (in dollars per share)	$ 4.59	$ 6.19